Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income before income tax, domestic and foreign

Year ended
Income (loss) and income tax expense (benefit) from continuing operations	December 31, 2025
Domestic
Income from operations	65,164
Income tax benefit (expense)	—
Net income - Domestic	65,164

Foreign
Income from operations	172,802
Income tax benefit (expense)	(6,024)
Net income - Foreign	166,778

Total Net Income	231,942

Schedule of income taxes in consolidated statements of operations

	Year ended
Income taxes in consolidated statements of operations	December 31, 2024	December 31, 2023
Current tax expense	3,949	1,909
Deferred tax (recovery) expense	582	(1,142)
Total tax (benefit) expense	4,531	767

Schedule of reconciliation between the effective income tax rate and the statutory income tax rate
Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate

	Year ended
	December 31, 2025
	$	%
Foreign tax effects
Guernsey
Income tax expense	3,065	1.3
Expenses not deductible for tax purposes	432	0.2
Prior year tax adjustments	34	—
Other	92	—
Jersey
Income tax expense	720	0.3
Expenses not deductible for tax purposes	5	—
Prior year tax adjustments	209	0.1
Other	(65)	—
UK
Income tax expense	513	0.2
Expenses not deductible for tax purposes	224	0.1
Utilisation of tax losses brought forward	(266)	(0.1)
Other	(68)	—
Canada
Income tax expense	547	0.2
Utilisation of tax losses brought forward	(17)	—
Switzerland
Income tax expense	373	0.2
Change in valuation allowance	(169)	(0.1)
Expenses not deductible for tax purposes	95	—
Singapore
Income tax expense	49	—
Expenses not deductible for tax purposes	210	0.1
Prior year tax adjustments	5	—
Mauritius
Income tax expense	33	—
Other	3	—
Income tax (benefit) expense at effective tax rate	6,024	2.5

	Year ended
	December 31, 2024		December 31, 2023
	$	%	$	%
Income tax expense in international offices taxed at different rates	4,440	2.0	2,814	1.2
Expenses not deductible for tax purposes	864	0.4	454	0.2
Prior year tax adjustments	(196)	(0.1)	45	—
Effect of change in tax rate	(117)	(0.1)	(76)	—
Change in valuation allowance	(566)	(0.3)	(2,192)	(1.0)
Other - net	106	—	(278)	(0.1)
Income tax (benefit) expense at effective tax rate	4,531	1.9	767	0.3

Schedule of deferred income taxes

Deferred income taxes	December 31, 2025	December 31, 2024

Deferred income tax asset
Tax loss carried forward	3,089	3,783
Allowance for compensated absence	22	23
Deferred income tax asset before valuation allowance	3,111	3,806
Less: valuation allowance	(485)	(721)
Deferred income tax asset after valuation allowance	2,626	3,085

Deferred income tax liability
Fixed assets	(472)	(531)
Pension asset	(1,157)	—
Total deferred income tax liability	(1,629)	(531)
Net deferred income tax assets	997	2,554